OPERATING EXPENSES	12 Months Ended
Dec. 31, 2024
OPERATING EXPENSES (Note 15)
OPERATING EXPENSES

15. OPERATING EXPENSES

Operating expenses by nature, which map to the Company’s functional operating expense categories presented in the consolidated statements of net loss and comprehensive loss, are as follows:

	For the year ended December 31, 2024
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$236	$253	$13	$7	$509
Consultants	351	25		114	490
Depreciation (non-cash)	156	330	-	-	486
Directors’ fees	305	-	-	-	305
Marketing and conferences	7	15	820	4	846
Professional fees	441	-	-	-	441
Salaries	2,029	146	381	198	2,754
Share-based payments (non-cash) (Note 14)	936	17	254	412	1,619
Transfer agent and filing fees	174	-	16	-	190
Travel and accommodation	37	8	56	48	149
Operating expenses total	$4,673	$794	$1,540	$783	$7,790
Impairment of non-current asset (non-cash)	-	-	-	-	11,955
Loss from operational activities	$4,673	$794	$1,540	$783	$19,745

	For the year ended December 31, 2023
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$259	$159	$15	$16	$449
Consultants	344	31	-	130	505
Depreciation (non-cash)	299	180	-	-	479
Directors fees	305	-	-	-	305
Investor relations and marketing communications	-	7	646	7	660
Professional fees	1,008	-	1	72	1,081
Salaries	1,694	323	377	225	2,619
Share-based payments (non-cash) (Note 14)	1,170	56	121	245	1,592
Transfer agent and filing fees	154	-	43	-	197
Travel and accommodation	47	31	76	13	167
Operating expenses total	$5,280	$787	$1,279	$708	$8,054
Impairment of non-current assets (non-cash)	-	-	-	-	1,545
Loss from operational activities	$5,280	$787	$1,279	$708	$9,599